10. Leases (Tables) (June 30, 2019)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

Right-of-use assets are summarized below:

June 30, 2019
Office lease	$196,554
Less accumulated amortization	(24,442)
Right-of-use assets, net	$172,112

Operating Lease liabilities are summarized below:

June 30, 2019
Office lease	$183,407
Less: current portion	(52,486)
Long term portion	$130,921

Maturity of lease liabilities are as follows:

Six months ended December 31, 2019	$30,632
Year ended December 31, 2020	62,183
Year ended December 31, 2021	64,048
Year ended December 31, 2022	43,655
Total payment	200,518
Amount representing interest	(17,111)
Lease Obligation, net	$183,407